Consolidated Statements of Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Dividends on common stock per share	$ 1.325	$ 1.49	$ 0.74
Dividends on preferred stock per share	$ 1,718.75	$ 114.58